Analysis of performance by segment - Additional analysis of investment return (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Interest revenue calculated using the effective interest method		$ 340	$ 237	[1]
Net gains (losses) on financial instruments at fair value through profit or loss		9,400	(30,890)
Net realised (losses) on loans					$ (2)
Interest income		2,947	2,597		2,570
Dividend income		7	24		1,496
Other investment returns (including foreign exchange gains and losses)		267	239		(259)
Movement in amounts attributable to external unit holders of consolidated investment funds		(251)	1,010
Investment return		9,763	(29,380)	[1]	3,486
Valuation movements in Jackson shares recognised in other comprehensive income	[2],[3]		(187)		250
Valuation movements in Jackson shares recognised in other comprehensive income	[2]	8
Total investment return recognised in the income statement and other comprehensive income		9,771	(29,567)
Net realised gains and losses on investments recognised in the income statement		$ (6,000)	$ (9,400)		6,000
Interest income for financial assets not at fair value through profit or loss					280
Securities
Disclosure of operating segments [line items]
Net gains (losses) on financial instruments at fair value through profit or loss					624
Derivatives
Disclosure of operating segments [line items]
Net gains (losses) on financial instruments at fair value through profit or loss					$ (943)

[1]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results and the related notes have been re-presented from those previously published. The 2021 comparative results and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis as previously published. Therefore, the 2021 comparative results are not comparable to the 2023 and 2022 results. Refer to note A3.1 for accounting policies that form the basis for the 2021 IFRS 4 disclosures.
[2]	On the adoption of IFRS 9 at 1 January 2023, the Group elected to measure its retained interest in the equity securities of Jackson at fair value through other comprehensive income. The Group has subsequently disposed of its remaining interest in Jackson in 2023. In 2022 and 2021, these securities were measured at available-for-sale under IAS 39.
[3]	The Group has adopted IFRS 9, ‘Financial Instruments’ and IFRS 17, ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 2022 comparative results have been re-presented from those previously published. Results for the year ended 31 December 2021 and related notes have not been re-presented to the IFRS 9 or IFRS 17 basis and have been shown on an IFRS 4 basis and are not comparable to the 2023 and 2022 results.